Taxes - Schedule of Deferred Tax Assets,(Liabilities) Net (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Deferred tax assets:
Net operating loss carry-forwards	$ 9,596,477	$ 9,143,666
Bad debt	619,291	576,134
Total deferred tax assets, gross	10,215,768	9,719,800
Valuation allowance	(10,186,112)	(9,719,800)
Total deferred tax assets, net	29,656
Deferred tax liabilities:
Intangible assets from acquisition	521,777
Total deferred tax liabilities	521,777
Deferred tax assets(liabilities), net	$ (492,121)